Options and Warrants (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning | shares	11,612,302
Granted | shares	75,000
Forfeited | shares	(3,654,409)
Expired | shares	(82,800)
Outstanding at end | shares	7,950,093
Options exercisable at end | shares	7,867,593
Options exercisable and expected to vest at end | shares	7,950,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning | $ / shares	$ 0.68
Granted | $ / shares	0.10
Forfeited | $ / shares	0.66
Expired | $ / shares	0.50
Outstanding at end | $ / shares	0.69
Options exercisable at end | $ / shares	0.69
Options exercisable and expected to vest at end | $ / shares	$ 0.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Avg. Remaining Contractual Life (yrs) [Roll Forward]
Outstanding at beginning	7 years
Granted	10 years
Outstanding at end	6 years
Options exercisable at end	6 years
Options exercisable and expected to vest at end	6 years